Condensed Interim Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
ASSETS
Cash	$ 2,447,065	$ 977,413
Restricted cash	47,465	0
Accounts and other receivables	14,891,959	8,331,120
Government remittances	1,215,221	0
Prepaid expenses and other current assets	1,356,907	788,227
Current assets	19,958,617	10,096,760
Non-Current
Investment at FVTPL	3,188,749	0
Property and equipment	2,613,896	3,001,883
Goodwill	25,600,499	0
Intangible assets	20,523,724	4,609,837
Right-of-use assets	2,102,857	2,385,330
Non current assets	54,029,725	9,997,050
Total assets	73,988,342	20,093,810
LIABILITIES
Accounts payable	20,219,131	4,848,854
Accrued liabilities	5,867,495	3,180,208
Consideration payable	0	260,000
Players liability account	47,465	0
Deferred revenue	2,292,168	1,092,982
Lease liabilities, current	736,933	336,229
Credit facility payable	0	802,328
Line of credit	1,036,516	0
Warrant liability	136,711	0
Convertible debt, current	5,095,175	0
Arbitration reserve	517,875	0
Current liabilities	35,949,469	10,520,601
Convertible debt, non-current	1,500,844	0
Lease liabilities, non-current	2,089,699	2,362,448
Deferred tax liability	50,117	55,096
Non current liabilities	3,640,660	2,417,544
Liabilities	39,590,129	12,938,145
Share capital	84,115,256	43,375,158
Contributed surplus	4,902,435	3,296,668
Warrants	30,000	1,925,238
Contingently issuable shares	0	131,184
Accumulated other comprehensive (loss) income	(168,366)	(269,053)
Deficit	(54,481,112)	(41,303,530)
Stockholder's equity	34,398,213	7,155,665
Total liabilities and stockholder's equity	$ 73,988,342	$ 20,093,810